Transactions with Related Parties, Pavimar (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / d
Transactions with Related Parties [Abstract]
Management fees	$ 1,657,500	$ 1,384,650
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	0	$ 977,400
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d		600
Management fees	$ 0	$ 977,400